Quarterly Holdings Report
for
Fidelity® Short Duration High Income Fund
July 31, 2025
SDH-NPRT1-0925
1.969439.111
Asset-Backed Securities - 0.5%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.1%
OCP Aegis CLO Ltd Series 2024-39A Class D1, CME Term SOFR 3 month Index + 2.8%, 7.1178% 1/16/2037 (b)(c)(d)	250,000	250,163
GRAND CAYMAN (UK OVERSEAS TER) - 0.4%
Ammc Clo 24 Ltd Series 2024-24A Class ER, CME Term SOFR 3 month Index + 6.5%, 10.8255% 1/20/2035 (b)(c)(d)	150,000	150,005
Bbam US Clo I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 7.3176% 3/30/2038 (b)(c)(d)	125,000	125,381
Carlyle US Clo Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 10.0685% 10/25/2037 (b)(c)(d)	150,000	151,098
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 8.0724% 1/17/2038 (b)(c)(d)	100,000	100,270
Flatiron Rr Clo 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 9.5334% 4/15/2038 (b)(c)(d)	200,000	201,989
Oha Credit Partners VII Ltd Series 2025-7A Class D1R4, CME Term SOFR 3 month Index + 2.5%, 6.822% 2/20/2038 (b)(c)(d)	150,000	149,252
Palmer Square Clo Ltd Series 2025-2A Class DR2, CME Term SOFR 3 month Index + 4.14%, 8.4576% 2/15/2038 (b)(c)(d)	100,000	100,742
Palmer Square Loan Funding Ltd Series 2024-2A Class D, CME Term SOFR 3 month Index + 4.7%, 9.0176% 1/15/2033 (b)(c)(d)	250,000	247,706
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		1,226,443
TOTAL ASSET-BACKED SECURITIES (Cost $1,474,244)		1,476,606

Bank Loan Obligations - 19.5%
	Principal Amount (a)	Value ($)
FINLAND - 0.3%
Materials - 0.3%
Paper & Forest Products - 0.3%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 5/23/2030 (b)(c)(e)(f)	740,000	743,389
FRANCE - 0.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.8176% 8/15/2028 (b)(c)(f)	1,300,000	1,207,375
NETHERLANDS - 0.2%
Industrials - 0.2%
Building Products - 0.2%
Hunter Douglas Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5456% 1/17/2032 (b)(c)(f)	529,142	528,978
SWITZERLAND - 0.3%
Materials - 0.3%
Chemicals - 0.3%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.8327% 11/15/2030 (b)(c)(f)	773,412	729,800
UNITED STATES - 18.3%
Communication Services - 2.1%
Diversified Telecommunication Services - 0.6%
Cablevision Lightpath LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3419% 11/30/2027 (b)(c)(f)	471,590	471,887
Lumen Technologies Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.8207% 4/16/2029 (b)(c)(f)	578,526	575,002
Lumen Technologies Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.8207% 4/15/2030 (b)(c)(f)	797,966	792,604
		1,839,493
Media - 1.5%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.8956% 6/18/2029 (b)(c)(f)	953,775	929,931
CSC Holdings LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8419% 1/18/2028 (b)(c)(f)	748,082	745,172
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.7207% 1/31/2029 (b)(c)(f)	1,565,338	1,554,584
Virgin Media Bristol LLC Tranche Q 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 1/31/2029 (b)(c)(e)(f)	785,000	779,560
		4,009,247
TOTAL COMMUNICATION SERVICES		5,848,740

Consumer Discretionary - 4.7%
Automobile Components - 0.0%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1062% 1/28/2032 (b)(c)(f)	95,000	94,960
Automobiles - 0.2%
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.9707% 6/3/2028 (b)(c)(f)	673,247	662,657
Broadline Retail - 0.5%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6062% 1/23/2032 (b)(c)(f)	1,365,125	1,364,783
Distributors - 0.3%
Solenis Holdings Ltd Tranche B6 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2956% 6/20/2031 (b)(c)(f)	901,560	897,503
Diversified Consumer Services - 0.6%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5774% 3/4/2028 (b)(c)(f)	1,575,309	1,384,303
TKC Holdings Inc 1LN, term loan 13.5% 2/15/2027 (c)(f)	341,395	327,739
		1,712,042
Hotels, Restaurants & Leisure - 1.3%
Fertitta Entertainment LLC/NV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 1/29/2029 (b)(c)(e)(f)	966,857	967,052
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1062% 1/28/2032 (b)(c)(f)	783,088	782,845
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3562% 8/2/2028 (b)(c)(f)	32,865	32,829
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5572% 6/1/2028 (b)(c)(f)	780,494	766,101
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5695% 12/30/2026 (b)(c)(f)	758,310	728,356
		3,277,183
Household Durables - 0.4%
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.7062% 6/29/2028 (b)(c)(f)	829,714	758,151
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.7207% 10/30/2027 (b)(c)(f)	183,236	182,950
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.7062% 10/30/2027 (b)(c)(f)	79,385	79,087
		1,020,188
Leisure Products - 0.1%
Hayward Industries Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.9707% 5/30/2028 (b)(c)(f)	384,000	384,695
Specialty Retail - 1.3%
At Home Group Inc Tranche A, term loan 12.3141% 10/17/2025 (c)(f)(g)	1,604	1,604
At Home Group Inc Tranche A, term loan 5.5302% 10/17/2025 (c)(f)(g)(h)	2,299	2,299
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.19% 6/6/2031 (b)(c)(f)	852,374	792,845
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.2062% 12/17/2027 (b)(c)(f)	723,271	720,147
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.0259% 9/4/2029 (b)(c)(f)	748,116	686,748
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.7207% 4/16/2028 (b)(c)(f)	842,696	839,182
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8562% 1/30/2031 (b)(c)(f)	154,598	154,221
		3,197,046
TOTAL CONSUMER DISCRETIONARY		12,611,057

Consumer Staples - 0.2%
Food Products - 0.2%
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 15.4738% 8/2/2028 (b)(c)(f)	111,966	45,626
Del Monte Foods Corp II Inc Tranche FLFO B 1LN, term loan CME Term SOFR 3 month Index + 8%, 12.409% 8/2/2028 (b)(c)(f)	32,580	13,275
Del Monte Foods Corp II Inc Tranche TLA DIP, term loan CME Term SOFR 3 month Index + 0.1%, 13.9434% 3/30/2026 (b)(c)(f)	89,779	80,801
Del Monte Foods Corp II Inc Tranche TLB DIP ROLLUP, term loan CME Term SOFR 3 month Index + 0.1%, 13.9434% 3/30/2026 (b)(c)(f)	108,934	70,807
Nourish Buyer I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8294% 12/13/2032 (b)(c)(f)	405,000	402,975
		613,484
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
CVR CHC LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2956% 12/30/2027 (b)(c)(f)	680,193	680,193
Mesquite Energy Inc 1LN, term loan 0% (c)(e)(f)(g)(i)	15,000	0
Mesquite Energy Inc 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (b)(c)(e)(f)(g)(i)	35,876	0
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.8075% 10/30/2028 (b)(c)(f)	1,147,513	523,553
		1,203,746
Financials - 1.8%
Capital Markets - 0.4%
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2597% 2/3/2032 (b)(c)(f)	1,141,015	1,141,015
Financial Services - 0.6%
CFC USA 2025 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0406% 7/1/2032 (b)(c)(f)	300,000	299,064
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8562% 7/31/2031 (b)(c)(f)	343,277	343,751
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.072% 2/20/2032 (b)(c)(f)	1,030,000	1,028,877
		1,671,692
Insurance - 0.8%
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3562% 11/6/2030 (b)(c)(f)	4,975	4,969
Alliant Hldgs Intermediate LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1028% 9/19/2031 (b)(c)(f)	626,589	626,526
Asurion LLC Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4562% 8/19/2028 (b)(c)(f)	764,947	757,978
USI Inc/NY Tranche D 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5456% 11/21/2029 (b)(c)(f)	605,471	604,811
		1,994,284
TOTAL FINANCIALS		4,806,991

Health Care - 1.5%
Health Care Equipment & Supplies - 1.0%
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6062% 1/15/2031 (b)(c)(f)	1,220,000	1,223,355
Medline Borrower LP 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 0% 10/23/2028 (b)(c)(e)(f)	1,475,917	1,476,847
		2,700,202
Health Care Providers & Services - 0.0%
Cano Health LLC 1LN, term loan CME Term SOFR 3 month Index + 1%, 13.7956% 6/28/2029 (b)(c)(f)	187,401	152,264
Health Care Technology - 0.2%
athenahealth Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1062% 2/15/2029 (b)(c)(f)	446,428	445,771
Pharmaceuticals - 0.3%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.6062% 10/8/2030 (b)(c)(f)	885,000	865,919
Jazz Financing Lux Sarl Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.6062% 5/5/2028 (b)(c)(f)	34,171	34,283
		900,202
TOTAL HEALTH CARE		4,198,439

Industrials - 1.5%
Building Products - 0.0%
Oscar Acquisitionco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5456% 4/29/2029 (b)(c)(f)	90	81
Commercial Services & Supplies - 1.2%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.6062% 12/21/2028 (b)(c)(f)	563,161	561,753
Allied Universal Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.2062% 5/12/2028 (b)(c)(f)	1,832,594	1,835,545
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7759% 8/1/2030 (b)(c)(f)	260,379	217,255
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.4294% 4/11/2029 (b)(c)(f)	650,952	623,996
		3,238,549
Ground Transportation - 0.3%
Genesee & Wyoming Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.0456% 4/10/2031 (b)(c)(f)	754,922	753,216
Machinery - 0.0%
Beach Acquisition Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 6/28/2032 (b)(c)(e)(f)	45,000	45,262
Passenger Airlines - 0.0%
Vista Management Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0406% 4/1/2031 (b)(c)(f)	20,000	20,067
TOTAL INDUSTRIALS		4,057,175

Information Technology - 3.2%
Communications Equipment - 0.3%
CommScope LLC 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.6062% 12/17/2029 (b)(c)(f)	750,000	761,768
Electronic Equipment, Instruments & Components - 0.0%
DG Investment Intermediate Holdings Inc 2LN, term loan CME Term SOFR 1 month Index + 6.75%, 11.1913% 3/30/2029 (b)(c)(f)	80,000	79,600
DG Investment Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0881% 7/12/2032 (b)(c)(f)	29,401	29,419
		109,019
IT Services - 0.8%
Acuris Finance US Inc 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0456% 2/16/2028 (b)(c)(f)	6,259	6,256
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5792% 2/10/2028 (b)(c)(f)	446,721	430,688
X Corp 1LN, term loan 9.5% 10/26/2029 (f)	615,000	595,867
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.9579% 10/26/2029 (b)(c)(f)	1,142,545	1,112,371
		2,145,182
Software - 1.9%
Ascend Learning LLC 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 10.2062% 12/10/2029 (b)(c)(f)	9,404	9,395
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3562% 12/11/2028 (b)(c)(f)	1,169,912	1,169,912
Cloud Software Group Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.7956% 3/29/2029 (b)(c)(f)	1,739,879	1,742,245
Ellucian Holdings Inc 2LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.1062% 11/22/2032 (b)(c)(f)	125,000	128,438
Ellucian Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1062% 10/9/2029 (b)(c)(f)	5,000	5,002
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.3195% 6/2/2028 (b)(c)(f)	937,565	918,345
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 8/31/2028 (b)(c)(e)(f)	370,000	370,421
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3562% 8/31/2028 (b)(c)(f)	897,727	898,751
		5,242,509
Technology Hardware, Storage & Peripherals - 0.2%
Sandisk Corp/DE Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3215% 2/20/2032 (b)(c)(f)	445,500	443,829
TOTAL INFORMATION TECHNOLOGY		8,702,307

Materials - 2.5%
Chemicals - 2.0%
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4562% 11/24/2027 (b)(c)(f)	360,844	346,410
Arc Falcon I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9562% 9/30/2028 (b)(c)(f)	390,146	391,121
Discovery Purchaser Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.082% 10/4/2029 (b)(c)(f)	633,413	632,532
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 8.3206% 7/3/2028 (b)(c)(f)	487,505	433,182
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.34% 3/15/2029 (b)(c)(f)	908,371	904,738
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.7062% 4/2/2029 (b)(c)(f)	633,662	588,513
Iris Holding Inc 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 0% 6/28/2028 (b)(c)(e)(f)	615,000	597,731
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0579% 8/25/2031 (b)(c)(f)	864,096	843,574
Olympus Water US Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 7/26/2032 (b)(c)(e)(f)	35,000	34,886
Scih Salt Hldgs Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.1971% 1/31/2029 (b)(c)(f)	121,292	121,431
WR Grace Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5456% 9/22/2028 (b)(c)(f)	549,484	549,369
		5,443,487
Containers & Packaging - 0.4%
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 7.5312% 4/13/2029 (b)(c)(f)	1,118,925	1,118,142
Metals & Mining - 0.1%
Vibrantz Technologies Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.7285% 4/23/2029 (b)(c)(f)	464,026	391,071
TOTAL MATERIALS		6,952,700

Utilities - 0.4%
Electric Utilities - 0.3%
NRG Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.0644% 4/16/2031 (b)(c)(f)	45,000	44,993
WEC US Holdings Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5789% 1/27/2031 (b)(c)(f)	844,996	845,174
		890,167
Independent Power and Renewable Electricity Producers - 0.1%
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.8562% 3/29/2030 (b)(c)(f)	327,938	327,938
TOTAL UTILITIES		1,218,105

TOTAL UNITED STATES		50,212,744
TOTAL BANK LOAN OBLIGATIONS (Cost $53,768,171)		53,422,286

Common Stocks - 0.3%
	Shares	Value ($)
UNITED STATES - 0.3%
Energy - 0.2%
Energy Equipment & Services - 0.0%
Forbes Energy Services Ltd (g)(j)	6,468	0
Oil, Gas & Consumable Fuels - 0.2%
Mesquite Energy Inc (g)(j)	1,922	387,352
New Fortress Energy Inc	6,569	17,900
		405,252
TOTAL ENERGY		405,252

Financials - 0.0%
Financial Services - 0.0%
Limetree Bay Cayman Ltd (g)(j)	80	0
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Cano Health LLC (g)(j)	29,327	367,761
Cano Health LLC warrants (g)(j)	901	3,396
		371,157
Industrials - 0.0%
Passenger Airlines - 0.0%
Spirit Aviation Holdings Inc	2,998	12,262
TOTAL UNITED STATES		788,671
TOTAL COMMON STOCKS (Cost $884,000)		788,671

Convertible Corporate Bonds - 0.8%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.8%
Communication Services - 0.4%
Media - 0.4%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind	765,427	969,031
Financials - 0.4%
Financial Services - 0.4%
Redfin Corp 0.5% 4/1/2027	1,174,000	1,066,579
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Wolfspeed Inc 1.875% (i)	611,000	184,827
TOTAL UNITED STATES		2,220,437
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $2,269,718)		2,220,437

Non-Convertible Corporate Bonds - 76.5%
	Principal Amount (a)	Value ($)
ANGOLA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Azule Energy Finance Plc 8.125% 1/23/2030 (d)	305,000	307,266
AUSTRALIA - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
Mineral Resources Ltd 9.25% 10/1/2028 (d)	1,185,000	1,238,505
BAILIWICK OF JERSEY - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (d)	255,000	243,208
BRAZIL - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
ERO Copper Corp 6.5% 2/15/2030 (d)	915,000	897,844
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (c)(d)	465,000	459,769

TOTAL BRAZIL		1,357,613
CAMEROON - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Golar LNG Ltd 7.75% 9/19/2029 (d)(k)	200,000	200,897
CANADA - 4.0%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
TELUS Corp 6.625% 10/15/2055 (c)	605,000	612,661
Consumer Discretionary - 1.1%
Hotels, Restaurants & Leisure - 1.1%
1011778 BC ULC / New Red Finance Inc 3.875% 1/15/2028 (d)	900,000	868,090
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (d)	660,000	611,498
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (d)	630,000	633,760
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (d)	345,000	352,615
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (d)	605,000	611,910
		3,077,873
Consumer Staples - 0.1%
Household Products - 0.1%
Kronos Acquisition Holdings Inc 8.25% 6/30/2031 (d)	440,000	381,677
Energy - 0.4%
Energy Equipment & Services - 0.1%
Precision Drilling Corp 7.125% 1/15/2026 (d)	202,000	201,777
Oil, Gas & Consumable Fuels - 0.3%
Baytex Energy Corp 7.375% 3/15/2032 (d)	305,000	294,954
Parkland Corp 6.625% 8/15/2032 (d)	590,000	603,059
		898,013
TOTAL ENERGY		1,099,790

Industrials - 0.2%
Commercial Services & Supplies - 0.1%
Wrangler Holdco Corp 6.625% 4/1/2032 (d)	380,000	392,602
Machinery - 0.1%
New Flyer Holdings Inc 9.25% 7/1/2030 (d)	155,000	164,957
TOTAL INDUSTRIALS		557,559

Information Technology - 0.6%
Software - 0.6%
Open Text Corp 3.875% 2/15/2028 (d)	1,570,000	1,511,140
Materials - 1.4%
Chemicals - 0.3%
Methanex Corp 5.125% 10/15/2027	850,000	845,733
Containers & Packaging - 0.4%
Toucan FinCo Ltd/Toucan FinCo Can Inc/Toucan FinCo US LLC 9.5% 5/15/2030 (d)	1,075,000	1,100,510
Metals & Mining - 0.7%
Capstone Copper Corp 6.75% 3/31/2033 (d)	375,000	382,181
Hudbay Minerals Inc 4.5% 4/1/2026 (d)	1,080,000	1,071,242
New Gold Inc 6.875% 4/1/2032 (d)	310,000	318,132
		1,771,555
TOTAL MATERIALS		3,717,798

TOTAL CANADA		10,958,498
COLOMBIA - 0.4%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Canacol Energy Ltd 5.75% 11/24/2028 (d)	525,000	155,568
Gran Tierra Energy Inc 9.5% 10/15/2029 (d)	385,000	316,663
		472,231
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (d)	690,000	623,415
TOTAL COLOMBIA		1,095,646
CONGO DEMOCRATIC REPUBLIC OF - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Ivanhoe Mines Ltd 7.875% 1/23/2030 (d)	455,000	457,205
FRANCE - 0.4%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Altice France SA 5.125% 7/15/2029 (d)	250,000	216,251
Altice France SA 5.5% 1/15/2028 (d)	235,000	208,856
Altice France SA 5.5% 10/15/2029 (d)	230,000	199,447
		624,554
Energy - 0.1%
Energy Equipment & Services - 0.1%
Viridien 10% 10/15/2030 (d)	360,000	354,491
TOTAL FRANCE		979,045
GERMANY - 0.8%
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
ZF North America Capital Inc 6.75% 4/23/2030 (d)	500,000	475,927
Industrials - 0.6%
Machinery - 0.6%
TK Elevator US Newco Inc 5.25% 7/15/2027 (d)(l)	1,600,000	1,592,844
TOTAL GERMANY		2,068,771
GHANA - 0.4%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Kosmos Energy Ltd 7.125% 4/4/2026 (d)(l)	780,000	761,280
Kosmos Energy Ltd 7.75% 5/1/2027 (d)	435,000	409,988

TOTAL GHANA		1,171,268
GRAND CAYMAN (UK OVERSEAS TER) - 0.4%
Financials - 0.4%
Financial Services - 0.4%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (d)	1,035,000	1,067,953
IRELAND - 0.9%
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Flutter Treasury DAC 5.875% 6/4/2031 (d)(m)	1,035,000	1,042,245
Financials - 0.6%
Financial Services - 0.6%
GGAM Finance Ltd 5.875% 3/15/2030 (d)	445,000	444,471
GGAM Finance Ltd 6.875% 4/15/2029 (d)	370,000	381,178
GGAM Finance Ltd 7.75% 5/15/2026 (d)	685,000	689,576
		1,515,225
TOTAL IRELAND		2,557,470
ISRAEL - 0.7%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Energean Israel Finance Ltd 5.375% 3/30/2028 (d)(k)	195,000	187,663
Energean PLC 6.5% 4/30/2027 (d)	1,215,000	1,193,738
		1,381,401
Health Care - 0.2%
Pharmaceuticals - 0.2%
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	565,000	573,485
TOTAL ISRAEL		1,954,886
LUXEMBOURG - 0.3%
Information Technology - 0.3%
Software - 0.3%
ION Trading Technologies Sarl 5.75% 5/15/2028 (d)	775,000	749,489
Materials - 0.0%
Chemicals - 0.0%
Herens Holdco Sarl 4.75% 5/15/2028 (d)	170,000	148,213
TOTAL LUXEMBOURG		897,702
MADAGASCAR - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Axian Telecom Holding & Management PLC 7.25% 7/11/2030 (d)	305,000	305,305
NIGERIA - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
IHS Holding Ltd 7.875% 5/29/2030 (d)	200,000	202,266
IHS Holding Ltd 8.25% 11/29/2031 (d)	455,000	463,495

TOTAL NIGERIA		665,761
NORWAY - 0.4%
Energy - 0.4%
Energy Equipment & Services - 0.4%
Seadrill Finance Ltd 8.375% 8/1/2030 (d)	445,000	454,569
TGS ASA 8.5% 1/15/2030 (d)	525,000	534,857

TOTAL NORWAY		989,426
PANAMA - 0.5%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.2%
Sable International Finance Ltd 7.125% 10/15/2032 (d)	605,000	604,655
Wireless Telecommunication Services - 0.3%
C&W Senior Finance Ltd 9% 1/15/2033 (d)	775,000	798,976
TOTAL PANAMA		1,403,631
SOUTH AFRICA - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (d)	500,000	426,095
SWITZERLAND - 0.2%
Industrials - 0.2%
Aerospace & Defense - 0.2%
VistaJet Malta Finance PLC / Vista Management Holding Inc 7.875% 5/1/2027 (d)	385,000	386,317
VistaJet Malta Finance PLC / Vista Management Holding Inc 9.5% 6/1/2028 (d)	210,000	215,250

TOTAL SWITZERLAND		601,567
TANZANIA - 0.3%
Information Technology - 0.3%
Communications Equipment - 0.3%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (d)	880,000	907,773
UNITED KINGDOM - 1.7%
Consumer Discretionary - 0.6%
Automobile Components - 0.2%
Macquarie Airfinance Holdings Ltd 8.125% 3/30/2029 (d)	610,000	636,720
Automobiles - 0.1%
Mclaren Finance PLC 7.5% 8/1/2026 (d)	310,000	310,000
Specialty Retail - 0.3%
Belron UK Finance PLC 5.75% 10/15/2029 (d)	750,000	755,790
TOTAL CONSUMER DISCRETIONARY		1,702,510

Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
EG Global Finance PLC 12% 11/30/2028 (d)	1,910,000	2,110,195
Materials - 0.1%
Chemicals - 0.1%
INEOS Quattro Finance 2 Plc 9.625% 3/15/2029 (d)	295,000	299,949
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (d)	610,000	616,170
TOTAL UNITED KINGDOM		4,728,824
UNITED STATES - 62.8%
Communication Services - 5.3%
Diversified Telecommunication Services - 0.3%
Level 3 Financing Inc 11% 11/15/2029 (d)	160,404	181,862
Level 3 Financing Inc 3.875% 10/15/2030 (d)	325,000	278,688
Level 3 Financing Inc 4.875% 6/15/2029 (d)	420,000	393,750
		854,300
Entertainment - 0.8%
Live Nation Entertainment Inc 4.75% 10/15/2027 (d)	1,800,000	1,772,175
ROBLOX Corp 3.875% 5/1/2030 (d)	480,000	451,804
		2,223,979
Interactive Media & Services - 0.1%
Snap Inc 6.875% 3/1/2033 (d)(l)	255,000	261,465
Media - 4.1%
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 3/1/2030 (d)	465,000	441,840
CCO Holdings LLC / CCO Holdings Capital Corp 5.125% 5/1/2027 (d)	1,825,000	1,810,060
CCO Holdings LLC / CCO Holdings Capital Corp 5.375% 6/1/2029 (d)(l)	765,000	751,368
Clear Channel Outdoor Holdings Inc 7.125% 2/15/2031 (d)(m)	600,000	599,172
Clear Channel Outdoor Holdings Inc 7.5% 3/15/2033 (d)(m)	180,000	179,680
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (d)(l)	225,000	231,707
CSC Holdings LLC 5.5% 4/15/2027 (d)	190,000	183,903
DISH DBS Corp 5.125% 6/1/2029	445,000	330,396
DISH Network Corp 11.75% 11/15/2027 (d)	695,000	723,802
EchoStar Corp 10.75% 11/30/2029	1,689,934	1,782,272
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (c)	862,483	817,203
EW Scripps Co/The 9.875% 8/15/2030 (d)	265,000	263,344
Sirius XM Radio LLC 3.125% 9/1/2026 (d)	1,095,000	1,070,400
TEGNA Inc 5% 9/15/2029 (l)	375,000	360,463
Univision Communications Inc 4.5% 5/1/2029 (d)(l)	355,000	328,473
Univision Communications Inc 7.375% 6/30/2030 (d)	810,000	805,553
Univision Communications Inc 8% 8/15/2028 (d)	470,000	482,839
Univision Communications Inc 9.375% 8/1/2032 (d)	150,000	155,640
		11,318,115
TOTAL COMMUNICATION SERVICES		14,657,859

Consumer Discretionary - 8.8%
Automobile Components - 0.4%
Clarios Global LP / Clarios US Finance Co 6.75% 2/15/2030 (d)	325,000	335,086
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (d)	180,000	184,037
Patrick Industries Inc 6.375% 11/1/2032 (d)	455,000	455,303
		974,426
Automobiles - 0.2%
Nissan Motor Acceptance Co LLC 2.45% 9/15/2028 (d)	50,000	45,175
Nissan Motor Acceptance Co LLC 5.55% 9/13/2029 (d)	85,000	82,880
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10% 1/15/2031 (d)	460,000	437,757
		565,812
Broadline Retail - 0.5%
GrubHub Holdings Inc 5.5% 7/1/2027 (d)(l)	195,000	190,863
Wayfair LLC 7.25% 10/31/2029 (d)(l)	485,000	493,480
Wayfair LLC 7.75% 9/15/2030 (d)(l)	740,000	758,422
		1,442,765
Diversified Consumer Services - 1.4%
Service Corp International/US 5.75% 10/15/2032 (l)	605,000	606,434
Sotheby's 7.375% 10/15/2027 (d)	1,600,000	1,567,753
StoneMor Inc 8.5% 5/15/2029 (d)	650,000	613,143
TKC Holdings Inc 10.5% 5/15/2029 (d)	650,000	666,988
TKC Holdings Inc 6.875% 5/15/2028 (d)	515,000	514,569
		3,968,887
Hotels, Restaurants & Leisure - 4.3%
Boyd Gaming Corp 4.75% 12/1/2027	475,000	470,644
Caesars Entertainment Inc 6% 10/15/2032 (d)(l)	370,000	357,119
Carnival Corp 5.75% 3/15/2030 (d)	305,000	308,262
Carnival Corp 5.875% 6/15/2031 (d)	445,000	451,675
Carnival Corp 6.125% 2/15/2033 (d)	1,465,000	1,491,304
Churchill Downs Inc 4.75% 1/15/2028 (d)	375,000	369,855
Churchill Downs Inc 6.75% 5/1/2031 (d)	620,000	633,037
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (d)	1,150,000	1,081,953
Hilton Domestic Operating Co Inc 3.75% 5/1/2029 (d)	475,000	452,491
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (d)	295,000	299,779
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 5% 6/1/2029 (d)	505,000	483,325
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (d)	300,000	303,367
Life Time Inc 6% 11/15/2031 (d)	500,000	503,690
Light & Wonder International Inc 7% 5/15/2028 (d)	905,000	905,955
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (d)	125,000	103,107
NCL Corp Ltd 5.875% 2/15/2027 (d)	650,000	651,926
NCL Corp Ltd 5.875% 3/15/2026 (d)	58,000	58,104
Neogen Food Safety Corp 8.625% 7/20/2030 (d)(l)	145,000	146,542
Royal Caribbean Cruises Ltd 5.5% 4/1/2028 (d)	450,000	455,057
Six Flags Entertainment Corp 5.5% 4/15/2027 (d)	550,000	548,553
Viking Cruises Ltd 9.125% 7/15/2031 (d)	560,000	602,513
Viking Ocean Cruises Ship VII Ltd 5.625% 2/15/2029 (d)	150,000	149,005
VOC Escrow Ltd 5% 2/15/2028 (d)	240,000	237,820
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp 5.25% 5/15/2027 (d)	400,000	399,265
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6.25% 3/15/2033 (d)	215,000	215,631
		11,679,979
Household Durables - 1.2%
LGI Homes Inc 7% 11/15/2032 (d)(l)	445,000	428,312
LGI Homes Inc 8.75% 12/15/2028 (d)	475,000	498,191
New Home Co Inc/The 8.5% 11/1/2030 (d)	175,000	178,670
Newell Brands Inc 6.375% 5/15/2030 (l)	280,000	271,361
Newell Brands Inc 8.5% 6/1/2028 (d)	385,000	403,431
Somnigroup International Inc 4% 4/15/2029 (d)	1,065,000	1,011,444
Whirlpool Corp 6.125% 6/15/2030	390,000	389,070
		3,180,479
Specialty Retail - 0.8%
Advance Auto Parts Inc 7% 8/1/2030 (d)	325,000	326,654
At Home Group Inc 4.875% (d)(i)	60,000	3,600
Carvana Co 5.875% 10/1/2028 (d)	115,000	111,263
Group 1 Automotive Inc 6.375% 1/15/2030 (d)(l)	590,000	600,953
LBM Acquisition LLC 6.25% 1/15/2029 (d)	140,000	122,850
SGUS LLC 11% 12/15/2029 (d)(g)	166,364	156,382
Staples Inc 10.75% 9/1/2029 (d)	655,000	614,168
Wand NewCo 3 Inc 7.625% 1/30/2032 (d)	295,000	309,741
		2,245,611
TOTAL CONSUMER DISCRETIONARY		24,057,959

Consumer Staples - 2.6%
Consumer Staples Distribution & Retail - 1.8%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (d)	320,000	301,779
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.5% 2/15/2028 (d)	1,040,000	1,056,137
C&S Group Enterprises LLC 5% 12/15/2028 (d)	730,000	652,817
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (d)	1,170,000	1,221,024
Performance Food Group Inc 5.5% 10/15/2027 (d)	500,000	499,231
Performance Food Group Inc 6.125% 9/15/2032 (d)	435,000	441,737
US Foods Inc 4.75% 2/15/2029 (d)	545,000	533,739
US Foods Inc 5.75% 4/15/2033 (d)	215,000	213,023
		4,919,487
Food Products - 0.7%
Fiesta Purchaser Inc 7.875% 3/1/2031 (d)	210,000	221,888
Fiesta Purchaser Inc 9.625% 9/15/2032 (d)	655,000	692,184
Post Holdings Inc 4.625% 4/15/2030 (d)	380,000	362,977
Post Holdings Inc 6.375% 3/1/2033 (d)(l)	235,000	234,823
TreeHouse Foods Inc 4% 9/1/2028	365,000	337,551
		1,849,423
Personal Care Products - 0.1%
Coty Inc 5% 4/15/2026 (d)(l)	407,000	406,405
TOTAL CONSUMER STAPLES		7,175,315

Energy - 10.0%
Energy Equipment & Services - 2.3%
Archrock Partners LP / Archrock Partners Finance Corp 6.25% 4/1/2028 (d)	445,000	444,975
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (d)	150,000	152,224
Kodiak Gas Services LLC 7.25% 2/15/2029 (d)	585,000	599,122
Nabors Industries Inc 7.375% 5/15/2027 (d)	805,000	812,449
Nabors Industries Ltd 7.5% 1/15/2028 (d)	560,000	516,760
Transocean Inc 8% 2/1/2027 (d)	1,510,000	1,498,778
Transocean Inc 8.25% 5/15/2029 (d)	445,000	420,316
USA Compression Partners LP / USA Compression Finance Corp 6.875% 9/1/2027	1,175,000	1,174,717
USA Compression Partners LP / USA Compression Finance Corp 7.125% 3/15/2029 (d)	280,000	286,231
Valaris Ltd 8.375% 4/30/2030 (d)	355,000	366,676
		6,272,248
Oil, Gas & Consumable Fuels - 7.7%
Aethon United BR LP / Aethon United Finance Corp 7.5% 10/1/2029 (d)	305,000	319,561
Buckeye Partners LP 4.125% 12/1/2027	310,000	302,363
California Resources Corp 7.125% 2/1/2026 (d)	92,000	91,998
California Resources Corp 8.25% 6/15/2029 (d)	995,000	1,022,099
Calumet Specialty Products Partners LP / Calumet Finance Corp 11% 4/15/2026 (d)	2,000	1,988
Cheniere Energy Inc 4.625% 10/15/2028	625,000	621,658
CITGO Petroleum Corp 6.375% 6/15/2026 (d)	525,000	524,198
CNX Midstream Partners LP 4.75% 4/15/2030 (d)	575,000	543,179
CNX Resources Corp 7.25% 3/1/2032 (d)(l)	505,000	520,658
Comstock Resources Inc 5.875% 1/15/2030 (d)	455,000	429,513
Comstock Resources Inc 6.75% 3/1/2029 (d)	905,000	894,773
CVR Energy Inc 8.5% 1/15/2029 (d)(l)	1,070,000	1,051,261
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.125% 6/1/2028 (d)	80,000	80,388
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.375% 6/30/2033 (d)	120,000	118,624
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (d)	970,000	1,009,488
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029	230,000	232,359
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (d)	115,000	116,783
Harvest Midstream I LP 7.5% 5/15/2032 (d)	430,000	446,957
Hess Midstream Operations LP 5.875% 3/1/2028 (d)(l)	1,035,000	1,052,038
Hess Midstream Operations LP 6.5% 6/1/2029 (d)	630,000	648,964
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (d)	290,000	299,837
Kinetik Holdings LP 6.625% 12/15/2028 (d)	1,180,000	1,206,800
Matador Resources Co 6.5% 4/15/2032 (d)	365,000	366,077
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (d)	220,000	214,751
Northern Oil & Gas Inc 8.125% 3/1/2028 (d)	940,000	949,151
Northern Oil & Gas Inc 8.75% 6/15/2031 (d)	285,000	292,804
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (d)	580,000	528,981
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (d)	870,000	862,350
Prairie Acquiror LP 9% 8/1/2029 (d)	435,000	450,568
Rockies Express Pipeline LLC 6.75% 3/15/2033 (d)	265,000	275,283
Sitio Royalties Operating Partnership LP / Sitio Finance Corp 7.875% 11/1/2028 (d)	1,252,000	1,306,234
SM Energy Co 6.625% 1/15/2027	431,000	430,043
Summit Midstream Holdings LLC 8.625% 10/31/2029 (d)	150,000	152,778
Sunoco LP / Sunoco Finance Corp 5.875% 3/15/2028	295,000	294,197
Sunoco LP / Sunoco Finance Corp 6% 4/15/2027 (l)	1,260,000	1,259,163
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 3/1/2027 (d)	925,000	921,957
Talos Production Inc 9% 2/1/2029 (d)(l)	295,000	302,345
Venture Global LNG Inc 7% 1/15/2030 (d)(l)	360,000	365,045
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (d)	295,000	318,583
		20,825,797
TOTAL ENERGY		27,098,045

Financials - 6.4%
Banks - 0.1%
HAT Holdings I LLC / HAT Holdings II LLC 8% 6/15/2027 (d)	77,000	79,750
Western Alliance Bancorp 3% 6/15/2031 (c)	520,000	491,218
		570,968
Capital Markets - 1.1%
BroadStreet Partners Inc 5.875% 4/15/2029 (d)	615,000	610,861
Focus Financial Partners LLC 6.75% 9/15/2031 (d)	595,000	608,039
Hightower Holding LLC 6.75% 4/15/2029 (d)	175,000	174,125
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (d)	540,000	535,769
Jane Street Group / JSG Finance Inc 6.75% 5/1/2033 (d)	420,000	429,820
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (d)	580,000	603,463
		2,962,077
Consumer Finance - 1.1%
Navient Corp 6.75% 6/15/2026	250,000	252,490
OneMain Finance Corp 3.5% 1/15/2027	805,000	785,482
OneMain Finance Corp 5.375% 11/15/2029	740,000	725,602
OneMain Finance Corp 6.125% 5/15/2030 (m)	415,000	415,697
OneMain Finance Corp 6.75% 3/15/2032	310,000	314,554
PRA Group Inc 5% 10/1/2029 (d)	165,000	152,443
PRA Group Inc 8.875% 1/31/2030 (d)(l)	440,000	456,962
		3,103,230
Financial Services - 2.3%
Block Inc 6.5% 5/15/2032	530,000	543,880
Freedom Mortgage Corp 6.625% 1/15/2027 (d)	335,000	335,190
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (d)(l)	775,000	784,630
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027	1,080,000	1,052,194
Icahn Enterprises LP / Icahn Enterprises Finance Corp 6.25% 5/15/2026	575,000	571,294
Nationstar Mortgage Holdings Inc 6.5% 8/1/2029 (d)	350,000	357,983
NFE Financing LLC 12% 11/15/2029 (d)	319,789	113,292
Rocket Cos Inc 6.125% 8/1/2030 (d)	600,000	608,372
Saks Global Enterprises LLC/old 11% 12/15/2029 (d)	610,000	292,800
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (d)	345,000	356,383
UWM Holdings LLC 6.625% 2/1/2030 (d)	595,000	595,262
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (d)	570,000	596,727
		6,208,007
Insurance - 1.5%
Acrisure LLC / Acrisure Finance Inc 8.25% 2/1/2029 (d)	880,000	910,664
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 10/15/2027 (d)	30,000	30,027
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (d)	715,000	724,671
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7% 1/15/2031 (d)	250,000	257,068
AmWINS Group Inc 4.875% 6/30/2029 (d)	490,000	475,930
AmWINS Group Inc 6.375% 2/15/2029 (d)	350,000	356,414
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (d)(l)	750,000	772,695
Ryan Specialty LLC 5.875% 8/1/2032 (d)	465,000	466,285
		3,993,754
Mortgage Real Estate Investment Trusts (REITs) - 0.3%
Rithm Capital Corp 8% 4/1/2029 (d)	140,000	143,011
Starwood Property Trust Inc 6.5% 7/1/2030 (d)(l)	635,000	653,148
		796,159
TOTAL FINANCIALS		17,634,195

Health Care - 5.3%
Health Care Equipment & Supplies - 0.7%
Avantor Funding Inc 3.875% 11/1/2029 (d)	195,000	183,905
Avantor Funding Inc 4.625% 7/15/2028 (d)	635,000	620,772
Medline Borrower LP 3.875% 4/1/2029 (d)	65,000	61,989
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (d)(l)	1,140,000	1,162,393
		2,029,059
Health Care Providers & Services - 3.1%
Acadia Healthcare Co Inc 7.375% 3/15/2033 (d)(l)	295,000	303,731
CHS/Community Health Systems Inc 5.25% 5/15/2030 (d)	545,000	476,752
CHS/Community Health Systems Inc 5.625% 3/15/2027 (d)	1,905,000	1,907,998
CHS/Community Health Systems Inc 9.75% 1/15/2034 (d)(m)	295,000	296,885
CVS Health Corp 7% 3/10/2055 (c)	435,000	447,545
LifePoint Health Inc 11% 10/15/2030 (d)	385,000	423,152
Molina Healthcare Inc 3.875% 5/15/2032 (d)	235,000	205,152
Molina Healthcare Inc 6.25% 1/15/2033 (d)(l)	375,000	369,978
Owens & Minor Inc 6.625% 4/1/2030 (d)(l)	330,000	297,164
Surgery Center Holdings Inc 7.25% 4/15/2032 (d)	175,000	179,936
Tenet Healthcare Corp 5.125% 11/1/2027	2,700,000	2,689,075
US Acute Care Solutions LLC 9.75% 5/15/2029 (d)	735,000	750,965
		8,348,333
Health Care Technology - 0.7%
IQVIA Inc 5% 5/15/2027 (d)	1,165,000	1,158,304
IQVIA Inc 6.25% 6/1/2032 (d)(l)	355,000	364,037
IQVIA Inc 6.5% 5/15/2030 (d)	295,000	304,155
		1,826,496
Pharmaceuticals - 0.8%
1261229 BC Ltd 10% 4/15/2032 (d)	930,000	946,823
Bausch Health Cos Inc 11% 9/30/2028 (d)	315,000	323,662
Jazz Securities DAC 4.375% 1/15/2029 (d)	430,000	415,972
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (d)(l)	550,000	520,580
		2,207,037
TOTAL HEALTH CARE		14,410,925

Industrials - 9.7%
Aerospace & Defense - 1.9%
BWX Technologies Inc 4.125% 4/15/2029 (d)	635,000	609,496
Spirit AeroSystems Inc 9.75% 11/15/2030 (d)	210,000	230,959
TransDigm Inc 6.375% 3/1/2029 (d)	1,460,000	1,494,238
TransDigm Inc 6.75% 8/15/2028 (d)	2,695,000	2,742,163
		5,076,856
Air Freight & Logistics - 0.4%
Rand Parent LLC 8.5% 2/15/2030 (d)(l)	1,005,000	1,010,554
Building Products - 1.0%
Advanced Drainage Systems Inc 5% 9/30/2027 (d)	245,000	242,450
BCPE Ulysses Intermediate Inc 7.75% 4/1/2027 pay-in-kind (c)(d)	445,000	444,930
Camelot Return Merger Sub Inc 8.75% 8/1/2028 (d)	810,000	742,179
JH North America Holdings Inc 5.875% 1/31/2031 (d)	745,000	747,551
Standard Building Solutions Inc 6.5% 8/15/2032 (d)	445,000	454,415
		2,631,525
Commercial Services & Supplies - 3.2%
Allied Universal Holdco LLC / Allied Universal Finance Corp 6.875% 6/15/2030 (d)	430,000	440,219
Artera Services LLC 8.5% 2/15/2031 (d)(l)	1,495,000	1,238,073
Brand Industrial Services Inc 10.375% 8/1/2030 (d)(l)	1,015,000	921,268
CoreCivic Inc 4.75% 10/15/2027	35,000	34,222
CoreCivic Inc 8.25% 4/15/2029	400,000	422,960
GEO Group Inc/The 10.25% 4/15/2031	620,000	681,645
GEO Group Inc/The 8.625% 4/15/2029	230,000	244,388
GFL Environmental Inc 4% 8/1/2028 (d)	1,405,000	1,361,724
GFL Environmental Inc 6.75% 1/15/2031 (d)	230,000	238,358
Madison IAQ LLC 4.125% 6/30/2028 (d)	875,000	846,725
Neptune Bidco US Inc 9.29% 4/15/2029 (d)	1,040,000	1,006,200
OT Midco Inc 10% 2/15/2030 (d)(l)	315,000	256,719
Prime Security Services Borrower LLC / Prime Finance Inc 5.75% 4/15/2026 (d)	239,000	239,981
Waste Pro USA Inc 7% 2/1/2033 (d)	295,000	306,081
Williams Scotsman Inc 6.625% 4/15/2030 (d)	585,000	603,194
		8,841,757
Construction & Engineering - 0.5%
Pike Corp 5.5% 9/1/2028 (d)	480,000	478,039
Pike Corp 8.625% 1/31/2031 (d)	275,000	295,719
Railworks Holdings LP / Railworks Rally Inc 8.25% 11/15/2028 (d)	590,000	601,097
		1,374,855
Electrical Equipment - 0.0%
WESCO Distribution Inc 6.375% 3/15/2033 (d)	295,000	302,009
Ground Transportation - 0.5%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.25% 1/15/2030 (d)	145,000	149,210
Genesee & Wyoming Inc 6.25% 4/15/2032 (d)	430,000	434,957
XPO Inc 6.25% 6/1/2028 (d)	745,000	757,042
		1,341,209
Machinery - 0.4%
Beach Acquisition Bidco LLC 10% 7/15/2033 pay-in-kind (c)(d)	455,000	474,371
Esab Corp 6.25% 4/15/2029 (d)(l)	575,000	587,511
		1,061,882
Passenger Airlines - 0.3%
American Airlines Inc 7.25% 2/15/2028 (d)(l)	270,000	275,512
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.5% 4/20/2026 (d)	356,250	355,925
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (d)	250,000	241,712
		873,149
Professional Services - 0.5%
Amentum Holdings Inc 7.25% 8/1/2032 (d)	590,000	610,338
TriNet Group Inc 7.125% 8/15/2031 (d)	790,000	812,947
		1,423,285
Trading Companies & Distributors - 0.9%
FTAI Aviation Investors LLC 7% 6/15/2032 (d)	230,000	238,191
FTAI Aviation Investors LLC 7.875% 12/1/2030 (d)	385,000	408,203
Herc Holdings Inc 7% 6/15/2030 (d)	585,000	604,618
QXO Building Products Inc 6.75% 4/30/2032 (d)	435,000	447,952
United Rentals North America Inc 3.875% 11/15/2027	675,000	657,494
		2,356,458
Transportation Infrastructure - 0.1%
Beacon Mobility Corp 7.25% 8/1/2030 (d)	300,000	305,675
TOTAL INDUSTRIALS		26,599,214

Information Technology - 4.4%
Communications Equipment - 0.1%
CommScope LLC 9.5% 12/15/2031 (d)	319,000	335,928
Electronic Equipment, Instruments & Components - 0.4%
Coherent Corp 5% 12/15/2029 (d)	925,000	905,288
Lightning Power LLC 7.25% 8/15/2032 (d)	290,000	303,186
		1,208,474
IT Services - 1.6%
Acuris Finance US Inc / Acuris Finance SARL 5% 5/1/2028 (d)(l)	915,000	878,029
Acuris Finance US Inc / Acuris Finance SARL 9% 8/1/2029 (d)	300,000	305,219
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (d)	970,000	970,928
CoreWeave Inc 9% 2/1/2031 (d)	600,000	597,442
CoreWeave Inc 9.25% 6/1/2030 (d)	990,000	995,000
Sabre GLBL Inc 11.125% 7/15/2030 (d)	350,000	368,987
		4,115,605
Semiconductors & Semiconductor Equipment - 0.6%
Entegris Inc 4.75% 4/15/2029 (d)	1,645,000	1,611,335
Wolfspeed Inc 7.9583% 6/23/2030 (d)(g)(n)	148,662	146,804
		1,758,139
Software - 1.4%
Elastic NV 4.125% 7/15/2029 (d)	635,000	603,932
Ellucian Holdings Inc 6.5% 12/1/2029 (d)	180,000	182,343
Gen Digital Inc 6.25% 4/1/2033 (d)	340,000	346,623
SS&C Technologies Inc 5.5% 9/30/2027 (d)	1,040,000	1,040,226
UKG Inc 6.875% 2/1/2031 (d)(l)	760,000	780,265
X.AI LLC / X.AI Co Issuer Corp 12.5% 6/30/2030	1,005,000	1,014,378
		3,967,767
Technology Hardware, Storage & Peripherals - 0.3%
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030 (d)	565,000	570,977
Seagate Data Storage Technology Pte Ltd 8.25% 12/15/2029 (d)	165,000	175,870
		746,847
TOTAL INFORMATION TECHNOLOGY		12,132,760

Materials - 5.9%
Chemicals - 2.8%
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (d)	605,000	629,161
Celanese US Holdings LLC 6.5% 4/15/2030 (l)	250,000	252,801
Celanese US Holdings LLC 6.75% 4/15/2033 (l)	500,000	504,279
Chemours Co/The 4.625% 11/15/2029 (d)	140,000	118,575
Chemours Co/The 5.375% 5/15/2027	125,000	122,455
Chemours Co/The 5.75% 11/15/2028 (d)(l)	1,295,000	1,189,368
Kobe US Midco 2 Inc 9.25% 11/1/2026 pay-in-kind (c)(d)	280,806	251,321
LSB Industries Inc 6.25% 10/15/2028 (d)	455,000	447,277
Mativ Holdings Inc 8% 10/1/2029 (d)(l)	265,000	238,980
Methanex US Operations Inc 6.25% 3/15/2032 (d)(l)	310,000	307,286
Olin Corp 6.625% 4/1/2033 (d)	310,000	301,661
Olympus Water US Holding Corp 7.25% 6/15/2031 (d)(l)	560,000	571,900
Scih Salt Hldgs Inc 4.875% 5/1/2028 (d)	625,000	606,855
Scih Salt Hldgs Inc 6.625% 5/1/2029 (d)	1,110,000	1,097,322
Tronox Inc 4.625% 3/15/2029 (d)(l)	530,000	412,345
WR Grace Holdings LLC 5.625% 8/15/2029 (d)	510,000	470,181
WR Grace Holdings LLC 7.375% 3/1/2031 (d)	150,000	154,395
		7,676,162
Construction Materials - 1.1%
Quikrete Holdings Inc 6.375% 3/1/2032 (d)	830,000	851,244
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (d)	935,000	983,982
VM Consolidated Inc 5.5% 4/15/2029 (d)	1,075,000	1,055,283
		2,890,509
Containers & Packaging - 1.3%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (d)	630,000	573,834
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6% 6/15/2027 (d)	865,000	865,763
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (d)	350,000	358,509
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (d)	290,000	295,967
Graphic Packaging International LLC 6.375% 7/15/2032 (d)(l)	460,000	465,549
Sealed Air Corp 5% 4/15/2029 (d)	245,000	241,663
Sealed Air Corp/Sealed Air Corp US 6.125% 2/1/2028 (d)	640,000	646,117
		3,447,402
Metals & Mining - 0.7%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (d)	90,000	93,831
Alumina Pty Ltd 6.375% 9/15/2032 (d)	925,000	937,870
Cleveland-Cliffs Inc 7% 3/15/2032 (d)(l)	325,000	317,073
Cleveland-Cliffs Inc 7.5% 9/15/2031 (d)	740,000	738,662
		2,087,436
TOTAL MATERIALS		16,101,509

Real Estate - 1.8%
Diversified REITs - 0.3%
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (d)	735,000	715,021
Health Care REITs - 0.1%
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027	330,000	302,742
Hotel & Resort REITs - 0.4%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 4.875% 5/15/2029 (d)(l)	470,000	452,115
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (d)(l)	295,000	302,110
RHP Hotel Properties LP / RHP Finance Corp 7.25% 7/15/2028 (d)	425,000	438,275
		1,192,500
Real Estate Management & Development - 0.1%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (d)	300,000	312,419
Retail REITs - 0.3%
Brookfield Property REIT Inc / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL 5.75% 5/15/2026 (d)(l)	851,000	848,792
Specialized REITs - 0.6%
Iron Mountain Inc 4.875% 9/15/2027 (d)	475,000	471,395
SBA Communications Corp 3.875% 2/15/2027	1,240,000	1,218,578
		1,689,973
TOTAL REAL ESTATE		5,061,447

Utilities - 2.6%
Electric Utilities - 2.2%
Edison International 7.875% 6/15/2054 (c)(l)	240,000	230,041
NRG Energy Inc 5.75% 7/15/2029 (d)	1,335,000	1,323,165
PG&E Corp 5% 7/1/2028	310,000	302,459
PG&E Corp 7.375% 3/15/2055 (c)	1,460,000	1,408,874
Vistra Operations Co LLC 5% 7/31/2027 (d)	1,075,000	1,069,241
Vistra Operations Co LLC 5.625% 2/15/2027 (d)	805,000	804,075
Vistra Operations Co LLC 7.75% 10/15/2031 (d)	355,000	375,729
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (d)(l)	380,000	387,525
		5,901,109
Independent Power and Renewable Electricity Producers - 0.4%
Alpha Generation LLC 6.75% 10/15/2032 (d)	290,000	296,764
Calpine Corp 5.125% 3/15/2028 (d)	925,000	920,525
Sunnova Energy Corp 5.875% (d)(i)	675,000	674
		1,217,963
TOTAL UTILITIES		7,119,072

TOTAL UNITED STATES		172,048,300
ZAMBIA - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
First Quantum Minerals Ltd 8% 3/1/2033 (d)	275,000	283,366
First Quantum Minerals Ltd 8.625% 6/1/2031 (d)	470,000	487,625
First Quantum Minerals Ltd 9.375% 3/1/2029 (d)	175,000	184,844

TOTAL ZAMBIA		955,835
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $207,068,085)		209,588,450

Non-Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
UNITED STATES - 0.2%
Information Technology - 0.2%
Software - 0.2%
MicroStrategy Inc 9% (Cost $440,999)	4,900	462,854

Preferred Securities - 3.3%
	Principal Amount (a)	Value ($)
SWITZERLAND - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
UBS Group AG 7% (c)(d)(o)	295,000	310,722
UNITED KINGDOM - 0.1%
Financials - 0.1%
Banks - 0.1%
Barclays PLC 7.625% (c)(o)	245,000	252,914
UNITED STATES - 3.1%
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Energy Transfer LP Series G, 7.125% (c)(o)	825,000	857,125
Mesquite Energy Inc 7.25% (g)(i)(o)	135,000	135
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.6979% (b)(c)(o)	720,000	733,976
		1,591,236
Financials - 2.5%
Banks - 1.8%
Bank of America Corp 6.25% (c)(o)	1,050,000	1,047,815
BW Real Estate Inc 9.5% (c)(d)(o)	185,000	188,123
Citigroup Inc 6.75% (c)(o)	200,000	203,707
Citigroup Inc 6.875% (c)(o)	750,000	758,966
Citigroup Inc 6.95% (c)(o)	425,000	434,704
Citigroup Inc 7.125% (c)(o)	405,000	420,333
JPMorgan Chase & Co 6.5% (c)(o)	1,615,000	1,664,354
Wells Fargo & Co 7.625% (c)(l)(o)	290,000	311,516
		5,029,518
Capital Markets - 0.3%
Goldman Sachs Group Inc/The 6.125% (c)(o)	120,000	120,320
Goldman Sachs Group Inc/The 6.85% (c)(o)	590,000	623,547
		743,867
Consumer Finance - 0.4%
Ally Financial Inc 4.7% (c)(o)	230,000	212,096
Ally Financial Inc 4.7% (c)(o)	825,000	809,070
		1,021,166
TOTAL FINANCIALS		6,794,551

Utilities - 0.0%
Electric Utilities - 0.0%
Edison International 5% (c)(o)	155,000	139,212
TOTAL UNITED STATES		8,524,999
TOTAL PREFERRED SECURITIES (Cost $8,895,759)		9,088,635

Money Market Funds - 10.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (p)	4.33	9,954,486	9,956,477
Fidelity Securities Lending Cash Central Fund (p)(q)	4.33	18,635,589	18,637,452
TOTAL MONEY MARKET FUNDS (Cost $28,593,929)			28,593,929

TOTAL INVESTMENT IN SECURITIES - 111.5% (Cost $303,394,905)	305,641,868
NET OTHER ASSETS (LIABILITIES) - (11.5)%	(31,481,297)
NET ASSETS - 100.0%	274,160,571

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $184,165,781 or 67.2% of net assets.

(e)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(f)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(g)	Level 3 security
(h)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $1,379 and $1,379, respectively.

(i)	Non-income producing - Security is in default.
(j)	Non-income producing.
(k)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $388,560 or 0.1% of net assets.

(l)	Security or a portion of the security is on loan at period end.
(m)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(n)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(o)	Security is perpetual in nature with no stated maturity date.
(p)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(q)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	11,182,220	42,365,397	43,591,140	120,302	-	-	9,956,477	9,954,486	0.0%
Fidelity Securities Lending Cash Central Fund	24,361,332	41,172,118	46,895,998	15,925	-	-	18,637,452	18,635,589	0.1%
Total	35,543,552	83,537,515	90,487,138	136,227	-	-	28,593,929

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Bank Loan Obligations, Convertible Corporate Bonds, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.